Performance Management - DoubleLine Securitized Credit ETF	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
DoubleLine Securitized Credit Fund, a series of DoubleLine Funds Trust (the “Predecessor Fund”), was reorganized into the Fund on January 30, 2026 following shareholder approval (the “Reorganization”). The Fund commenced operations as an ETF as of that date and, as result of the Reorganization, adopted the performance and financial history of Class I Shares of the Predecessor Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Fund, which are the same as or substantially similar to those of the Fund. While the Predecessor Fund was managed by an affiliate of the Adviser, the Predecessor Fund had the same portfolio management team as that of the Fund.
The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Fund for periods prior to the Reorganization) by showing how the Fund’s performance has varied from year to year. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which had applied to the Predecessor Fund since inception), performance would have been lower for the Predecessor Fund. Had the Predecessor Fund been structured as an ETF, its performance may have differed. Updated information on the Fund’s investment results, including its NAV per share, can be obtained at no charge by calling (855) 937‑0772 or by visiting the Fund’s website at www.doubleline.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart Closing [Text Block]
During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest:	7.53%	Quarter ended 6/30/2020
Lowest:	-17.76%	Quarter ended 3/31/2020
The Predecessor Fund’s fiscal year end was March 31. The Fund’s fiscal year end is September 30. The year‑to‑date total return for the Fund’s (the Predecessor Fund’s) shares as of September 30, 2025 was 5.57%.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual U.S. federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. The Bloomberg U.S. Aggregate Bond Index represents securities that are registered with the Securities and Exchange Commission, taxable, and dollar denominated. This index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an index.

Performance Table Uses Highest Federal Rate	The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual U.S. federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or anindividual retirement account, after-tax returns shown are not relevant to your investment.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Availability Website Address [Text]	www.doubleline.com
Performance Availability Phone [Text]	(855) 937‑0772
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date total return
Bar Chart, Year to Date Return	5.57%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	7.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(17.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020